CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares
Accounts payable (including accounts payable of the consolidated VIEs without recourse to 500.com Limited of RMB106 and Nil as of December 31, 2015 and 2016, respectively)			¥ 106
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB14,896 and RMB15,847 (US$2,282) as of December 31, 2015 and 2016, respectively)	16,270	2,343	15,890
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB127,897 and RMB67,166 (US$9,674) as of December 31, 2015 and 2016, respectively)	184,155	26,524	140,612
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB1,061 and RMB8,897 (US$1,281) as of December 31, 2015 and 2016, respectively)	9,050	1,303	1,214
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB45,380 and RMB 42,705 (US$6,151) as of December 31, 2015 and 2016, respectively)	44,472	6,405	46,928
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB 13,411 and RMB 14,902(US$2,146) as of December 31, 2015 and 2016, respectively)	¥ 14,902	$ 2,146	¥ 13,411
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Class A Ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000		700,000,000
Ordinary shares, shares issued	335,494,792	335,494,792	334,034,932		254,844,582	66,539,000
Ordinary shares, shares outstanding	335,494,792	335,494,792	334,034,932		254,844,582	66,539,000
Class B Ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000		300,000,000
Ordinary shares, shares issued	74,400,299	74,400,299	84,999,159		96,634,529	262,197,451
Ordinary shares, shares outstanding	74,400,299	74,400,299	84,999,159		96,634,529	262,197,451
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable (including accounts payable of the consolidated VIEs without recourse to 500.com Limited of RMB106 and Nil as of December 31, 2015 and 2016, respectively)			¥ 106
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB14,896 and RMB15,847 (US$2,282) as of December 31, 2015 and 2016, respectively)	15,846	2,282	14,896
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB127,897 and RMB67,166 (US$9,674) as of December 31, 2015 and 2016, respectively)	67,166	9,674	127,897
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB1,061 and RMB8,897 (US$1,281) as of December 31, 2015 and 2016, respectively)	8,897	1,281	1,061
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB45,380 and RMB 42,705 (US$6,151) as of December 31, 2015 and 2016, respectively)	42,705	6,152	45,380
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB 13,411 and RMB 14,902(US$2,146) as of December 31, 2015 and 2016, respectively)	¥ 14,902	$ 2,145	¥ 13,411